Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Term deposit	$ 220,547	$ 216,338	$ 223,019
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	48,111	46,113	36,670
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	24,313	22,925	23,913
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	40,746	32,412	42,830
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	93,713	99,940	99,734
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 13,664	$ 14,948	$ 19,872